NET LOSS PER SHARE - Basic and diluted net loss per share computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (39,258)	$ (26,960)	$ (41,014)
Denominator:
Weighted average number of ordinary shares outstanding (basic)	15,340,277	13,360,185	13,647,455
Weighted average number of ordinary stock outstanding (diluted)	15,340,277	13,360,185	13,647,455
Denominator for basic and diluted net loss per share calculation	15,340,277	13,360,185	13,647,455
Net loss per share (basic) (in $ per share)	$ (2.56)	$ (2.02)	$ (3.01)
Net loss per share (diluted) (in $ per share)	$ (2.56)	$ (2.02)	$ (3.01)